Sales Concentration (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Sales revenue	$ 1,831,000	$ 1,289,000
Sales Revenue, Net [Member] | U.S [Member]
Concentration risk percentage	100.00%	100.00%
Sales Revenue, Net [Member] | Two Individual Customer [Member]
Concentration risk percentage	33.00%	19.00%
Sales Revenue, Net [Member] | Other Individual Customer [Member]
Concentration risk percentage	10.00%	10.00%
Sales Revenue, Net [Member] | One Customer [Member]
Concentration risk percentage	37.00%